Summary of Changes in Compensation Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Apr. 30, 2022	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding, Balance	9,464,152	178,528
Weighted Average Exercise Price, Outstanding	$ 5.84	$ 35.82
Weighted Average Exercise Price Granted in the Private Placement		$ 6.19
Number of Warrants, Granted from the Issuance of a Convertible Note		69,188
Weighted Average Exercise Price, Granted from the Issuance of a Convertible Note		$ 4.41
Number of Warrants Expired During the Year	22,489	156,039
Weighted Average Exercise Price, Expired During the Year	$ 28.08	$ 36.26
Number of Warrants Exercised	(1,060,654)	(2,562,573)
Weighted Average Exercise Price, Exercised	$ (6.14)	$ (5.48)
Number of Warrants Outstanding, Balance	8,176,569	9,464,152
Weighted Average Exercise Price, Outstanding	$ 5.75	$ 5.84
Compensation Warrants [member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding, Balance	601,643	13,790
Weighted Average Exercise Price, Outstanding	$ 5.68	$ 35.16
Number of Warrants Granted in the Public Offering		294,118
Weighted Average Exercise Price Granted in the Public Offering		$ 5.31
Number of Warrants Granted in the Over Allotment		44,118
Weighted Average Exercise Price Granted in the Over Allotment		$ 5.31
Number of Warrants Granted in the Private Placement		258,517
Weighted Average Exercise Price Granted in the Private Placement		$ 6.19
Number of Warrants, Granted from the Issuance of a Convertible Note		4,890
Weighted Average Exercise Price, Granted from the Issuance of a Convertible Note		$ 4.41
Number of Warrants Expired During the Year		(13,790)
Weighted Average Exercise Price, Expired During the Year		$ (35.16)
Number of Warrants Exercised	(554,991)
Weighted Average Exercise Price, Exercised	$ (5.68)
Number of Warrants Outstanding, Balance	46,652	601,643
Weighted Average Exercise Price, Outstanding	$ 5.66	$ 5.68